October 28, 2025

BNY MELLON FUNDS TRUST

BNY Mellon International Fund

Supplement to Current Prospectus

The following information supplements the information in the first paragraph and supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon International Fund – Portfolio Management" in the prospectus:

NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (NIM), to enable NIM to provide certain advisory services to NIMNA for the benefit of the fund, including, but not limited to, portfolio management services.

Keith Howell and Tim Lucas are the fund's primary portfolio managers, positions they have held since October 2025. Mr. Howell is a portfolio manager for International Equity, Dynamic Large Cap Value Equity, Income Stock and Equity Income strategies at NIMNA. Mr. Lucas is a portfolio manager for the Euroland Small Cap Equity, UK Equity and UK Opportunities (Responsible) strategies at NIM.

*******

The following information supersedes and replaces the information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon International Fund	Keith Howell and Tim Lucas

The following information is added and supersedes and replaces any contrary information in the section "Fund Details – Management – Biographical Information" in the prospectus:

Keith Howell has been a primary portfolio manager of BNY Mellon Income Stock Fund and BNY Mellon International Fund since September 2021 and October 2025, respectively. Mr. Howell is a portfolio manager for International Equity, Dynamic Large Cap Value Equity, Income Stock and Equity Income strategies at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 2006.

Tim Lucas has been a primary portfolio manager of BNY Mellon International Fund since October 2025. Mr. Lucas is a portfolio manager for the Euroland Small Cap Equity, UK Equity and UK Opportunities (Responsible) strategies. He has been employed by NIM since 2004.

The information for James A. Lydotes and Thomas Wilson in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

0959S1025

October 28, 2025

BNY MELLON FUNDS TRUST

- BNY Mellon International Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Keith Howell[1]	7	$10B	2	$2.4B	7	$551M
Tim Lucas[1]	None	N/A	4	$3.4B	None	N/A

1 Because Messrs. Howell and Lucas became primary portfolio managers of BNY Mellon International Fund as of October 28, 2025, their information is as of September 30, 2025.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Keith Howell	None	N/A	N/A
Tim Lucas	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Keith Howell	BNY Mellon International Fund[1]	None
	BNY Mellon Income Stock Fund	None
Tim Lucas	BNY Mellon International Fund[1]	None

1 Because Messrs. Howell and Lucas became primary portfolio managers of BNY Mellon International Fund as of October 28, 2025, their information is as of September 30, 2025

GRP12-SAISTK-1025